Average Annual Total Returns			15 Months Ended
		Oct. 31, 2024	Oct. 31, 2024
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		19.89%	16.68%
Performance Inception Date		Jul. 31, 2023
AllianzIM U.S. Large Cap Buffer10 Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		19.89%	16.68%
AllianzIM U.S. Large Cap Buffer10 Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.77%	12.81%
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		13.31%	11.82%
Performance Inception Date		Jul. 31, 2023
AllianzIM U.S. Large Cap Buffer20 Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		13.31%	11.82%
AllianzIM U.S. Large Cap Buffer20 Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.88%	9.06%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1],[2]	23.31%	19.13%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.